Statements of Convertible Redeemable Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	56,321,165	51,069,262	19,548,969
Balance at Dec. 31, 2016	$ 12,734	$ 15,897	$ 20	$ 118	$ (19,733)	$ (19,595)
Exercise of warrants (in shares)	351,493
Exercise of warrants	$ 80
Stock-based compensation expense				301		301
Net loss					(11,561)	(11,561)
Balance (in shares) at Dec. 31, 2017	56,672,658	51,069,262	19,548,969
Balance at Dec. 31, 2017	$ 12,814	$ 15,897	$ 20	419	(31,294)	(30,855)
Stock-based compensation expense				75		75
Net loss					(1,523)	(1,523)
Balance (in shares) at Mar. 31, 2018	56,672,658	51,069,262	19,548,969
Balance at Mar. 31, 2018	$ 12,814	$ 15,897	$ 20	494	(32,817)	(32,303)
Balance (in shares) at Dec. 31, 2017	56,672,658	51,069,262	19,548,969
Balance at Dec. 31, 2017	$ 12,814	$ 15,897	$ 20	419	(31,294)	(30,855)
Stock-based compensation expense				309		309
Net loss					(5,985)	(5,985)
Balance (in shares) at Dec. 31, 2018	56,672,658	51,069,262	19,548,969
Balance at Dec. 31, 2018	$ 12,814	$ 15,897	$ 20	728	(37,279)	(36,531)
Stock-based compensation expense				84		84
Net loss					(2,462)	(2,462)
Balance (in shares) at Mar. 31, 2019	56,672,658	51,069,262	19,548,969
Balance at Mar. 31, 2019	$ 12,814	$ 15,897	$ 20	$ 812	$ (39,741)	$ (38,909)